Plans with Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Projected benefit obligation	$ 25	$ 18
Accumulated benefit obligation	17	12
Fair value of plan assets	$ 13	$ 11